Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Charged to Allocate Cost of Assets, Over their Estimated Useful Lives

Depreciation is charged to allocate the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:

Computer equipment	4 years straight line
Motor Vehicles	8 years straight line
Furniture and Fittings	4 years straight line
Machinery and equipment	8 years straight line